Patents (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

Patent intangible assets consisted of the following at March 31, 2016:

	Weighted Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangible assets:
Patents	6.65 years	$11,893,745	$(3,601,569)	$8,292,176
Total patent intangible assets		$11,893,745	$(3,601,569)	$8,292,176

Patent intangible assets consisted of the following at December 31, 2015:

	Weighted Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangible assets:
Patents	6.9	$11,893,745	$(3,223,824)	$8,669,921
Total patent intangible assets		$11,893,745	$(3,223,824)	$8,669,921